Financial Assets and Liabilities, Changes in Liabilities Arising from Financing Activities (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 625,846,208	$ 644,738,291
Cash flow	(15,975,866)	(4,853,371)
Foreign currency exchange and other	170,818,517	(14,038,712)
Ending balance	780,688,859	625,846,208
Debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	500,677,052	510,589,480
Cash flow	29,309,744	34,644,826
Foreign currency exchange and other	37,598,835	(44,557,254)
Ending balance	567,585,631	500,677,052
Liability Related to Right of Use of Assets [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	125,169,156	134,148,811
Cash flow	(45,285,610)	(39,498,197)
Foreign currency exchange and other	133,219,682	30,518,542
Ending balance	$ 213,103,228	$ 125,169,156